PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - CONDENSED STATEMENTS OF CASH FLOWS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net cash (used in) provided by operating activities	$ (110,758)	$ (115,421)	$ (154,768)
Cash flows from investing activities:
Purchases of short-term investments	(513,596)	(66,088)	(193,825)
Purchases of long-term investments	(113,842)	(15,000)	(19,411)
Prepayment for long-term investments	(52,823)
Proceeds from the sales and maturities of short-term investments	488,643	172,214	204,479
Proceeds from the sales and maturities of long-term investments	21,696	49,590	69,599
Net cash provided by (used in) investing activities	(181,267)	136,494	49,329
Cash flows from financing activities:
Net proceeds from issuance of Series D convertible redeemable preferred shares		104,006	186,342
Proceeds from issuance of Class A ordinary shares upon the completion of IPO and CPP, net of issuance costs	408,404
Settlement of RSUs and share options		(3,558)	(5,399)
Payment for the repurchase of ordinary shares		(994)
Payment for the repurchase of Series A convertible redeemable preferred shares		(4,800)
Net cash provided by financing activities	407,389	89,764	191,573
Effect of exchange rate changes on cash and cash equivalents	(5,397)	(3,150)	(10,607)
Increase in cash and cash equivalents	109,967	107,687	75,527
Cash, cash equivalents and restricted cash at beginning of year	426,205	318,518	242,991
Cash, cash equivalents and restricted cash at end of year	536,172	426,205	318,518
Parent company | Reportable legal entities
Cash flows from operating activities:
Net cash (used in) provided by operating activities	12,210	(35,692)	(67,653)
Cash flows from investing activities:
Purchases of short-term investments	(102,609)	(20,649)	(108,492)
Purchases of long-term investments	(65,568)		(36,072)
Prepayment for long-term investments	(25,000)
Proceeds from the sales and maturities of short-term investments	101,443	172,214	204,479
Proceeds from the sales and maturities of long-term investments	1,697	49,590	68,707
Loan to a subsidiary	(172,406)	(96,093)	(147,000)
Net cash provided by (used in) investing activities	(262,443)	105,062	(18,378)
Cash flows from financing activities:
Net proceeds from issuance of Series D convertible redeemable preferred shares		104,006	186,342
Proceeds from issuance of Class A ordinary shares upon the completion of IPO and CPP, net of issuance costs	408,404
Settlement of RSUs and share options		(3,026)
Payment for the repurchase of ordinary shares		(994)
Payment for the repurchase of Series A convertible redeemable preferred shares		(4,800)
Net cash provided by financing activities	408,404	95,186	186,342
Effect of exchange rate changes on cash and cash equivalents	(14)
Increase in cash and cash equivalents	158,157	164,556	100,311
Cash, cash equivalents and restricted cash at beginning of year	288,716	124,160	23,849
Cash, cash equivalents and restricted cash at end of year	$ 446,873	$ 288,716	$ 124,160